Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Additional Information (Detail) $ in Millions			1 Months Ended			12 Months Ended
	Apr. 09, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jan. 31, 2024	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and/or guarantees provided to key management personnel						€ 0
Description of related party transactions, arm's length basis						All outstanding balances with these related parties are to be settled in cash within three months of the reporting date.
Guarantees given, related party transactions						€ 0
Guarantees received, related party transactions						0
Amount paid back to parent's majority shareholder	€ 2,500,000
Long-term debt interest rate spread	2.50%	2.50%			2.95%
Interest bearing loan maturity date	Mar. 31, 2027	Mar. 31, 2027
Purchase of property, plant and equipment			$ 12.1			5,209,000	€ 10,299,000	€ 8,432,000
Advance payment | $			$ 3.8
Long-term loan		€ 2,500,000				€ 18,720,000	€ 17,353,000
Long-term debt interest rate basis					Euribor 3M
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation (TTF) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Long-term debt interest rate spread				0.25%
Long-term loan | $				$ 1.4
Borrowings term				12 months
Addtional nenewable term				12 months
Long-term debt interest rate basis				USD 1-Month
Proportion of ownership interest in subsidiary						20.00%
Natuzzi Uk Retail Limited [Member] | Reflex marketing [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of voting rights held by minority shareholders						30.00%